Staff Costs and Directors' Emoluments - Summary of Staff Costs (Parenthetical) (Detail) - Exceptional items [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information about employees and directors [Line Items]
Exceptional items	$ 36	$ 13	$ 1
System Fund [member]
Disclosure of information about employees and directors [Line Items]
Exceptional items	$ 21	$ 9	$ 0